Borrowings - Additional Information (Detail) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 28, 2016	Jan. 21, 2016	Sep. 30, 2015	Jul. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Drawing against Federal Home Loan Bank advances					$ 147,648,000		$ 145,439,000	$ 20,976,000
Weighted average interest rate on drawings								3.82%
Loss on debt extinguishment					$ 58,000	$ 316,000	$ 316,000
Line of credit facility maximum borrowing capacity	$ 20,000,000	$ 20,000,000
Loan bears interest at fixed rate			4.00%				4.00%
Bank stock loan							$ 18,612,000	$ 15,152,000
Debt Instrument, Term	5 years	5 years
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.20%	0.20%
Secured Loans [Member]
Debt Instrument [Line Items]
Borrowings on bank stock loan			$ 5,014,000	$ 15,540,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit maturity date					Jul. 25, 2016
Federal Home Loan Bank Line of Credit Advances [Member]
Debt Instrument [Line Items]
Drawing against Federal Home Loan Bank advances					$ 147,648,000		$ 145,439,000	$ 16,544,000
Weighted average interest rate on drawings					0.54%		0.48%	0.25%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Letter of credit					$ 5,000,000		$ 0	$ 32,378,000
Line of credit facility maximum borrowing capacity					303,252,000		318,759,000	199,610,000
Line of credit facility additional borrowing capacity					149,841,000		172,557,000	146,256,000
Residential Mortgage-Backed Securities (Issued by Government-Sponsored Entities) [Member]
Debt Instrument [Line Items]
Residential mortgage-backed securities, fair value					$ 23,993,000		$ 25,756,000	$ 32,983,000